REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Nov. 30, 2023	Mar. 15, 2023	Dec. 09, 2021
2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Interest rate				4.00%
Interest expense, debt			$ 34	$ 0
Debt instrument, face amount			18,420		$ 18,420	$ 18,400
Accrued interest					$ 34	$ 100
Affiliated Entity
Line of Credit Facility [Line Items]
Credit facility and other loans	$ 1,000		$ 1,000	5,150
Affiliated Entity | 2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount		$ 6,000
Affiliated Entity | March 2023 Promissory Note | Promissory Note
Line of Credit Facility [Line Items]
Interest rate	10.00%		10.00%				10.00%
Default interest rate							0.20
Interest expense, debt	$ 23	109	$ 86
Debt instrument, face amount			1,000				$ 1,000
Credit facility and other loans	1,000		1,000	$ 0
Accrued interest	$ 109		$ 86
Affiliated Entity | Revolving Credit Facility | December 2021 Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity								$ 8,000
Interest rate			9.00%	4.00%				4.00%
Default interest rate, over regular interest rate								0.0500
Default interest rate								0.09
Default description, judgement amount								$ 500
Interest penalty for missed payments								0.05
Interest expense, debt		$ 370	$ 370	$ 480